LEASES - Lease income (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
LEASES
Operating lease income	¥ 18,515,803	¥ 12,977,296	¥ 5,533,035
Total lease income	¥ 18,515,803	¥ 12,977,296	¥ 5,533,035